Significant accounting policies - Depreciation (Details)	12 Months Ended
Dec. 31, 2017
Machinery and equipment | Minimum
Estimated useful lives of property, plant and equipment
Estimated useful lives	5 years
Machinery and equipment | Maximum
Estimated useful lives of property, plant and equipment
Estimated useful lives	10 years
Office furniture and equipment | Minimum
Estimated useful lives of property, plant and equipment
Estimated useful lives	3 years
Office furniture and equipment | Maximum
Estimated useful lives of property, plant and equipment
Estimated useful lives	5 years
Vehicle | Minimum
Estimated useful lives of property, plant and equipment
Estimated useful lives	5 years
Vehicle | Maximum
Estimated useful lives of property, plant and equipment
Estimated useful lives	7 years
Cylinder | Minimum
Estimated useful lives of property, plant and equipment
Estimated useful lives	20 years
Cylinder | Maximum
Estimated useful lives of property, plant and equipment
Estimated useful lives	50 years
Buildings
Estimated useful lives of property, plant and equipment
Estimated useful lives	50 years